Cost of revenues	12 Months Ended
Dec. 31, 2016
Cost of revenues [Abstract]
Cost of revenues
14.	Cost of revenues

Cost of revenues from continuing operations (In thousands)	Years ended December 31,
	2014	2015	2016
Bandwidth costs	33,545	37,218	55,135
Content costs, including amortization	—	338	692
Payment handling fees	11,305	9,087	6,967
Depreciation of servers and other equipment	5,102	4,873	5,848
Games revenue sharing costs and others (note)	5,803	8,518	11,677
Total	55,755	60,034	80,319

Note: gaming revenue sharing costs and others mainly include gaming sharing costs, cost of ZQB and cost of live video.